BUSINESS COMBINATIONS - Consideration Transferred for Huddle Group Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 23, 2014	Oct. 11, 2013
Acquisition-date fair value of total consideration transferred [abstract]
Total consideration paid net of cash and cash equivalents acquired		$ 4,137	$ 19,149	$ 16,584
Other current financial liabilities	[1]	9,347	10,664
Huddle Group
Acquisition-date fair value of total consideration transferred [abstract]
Down payment		3,019
Installment payment		5,117
Total consideration paid net of cash and cash equivalents acquired		8,136			$ 650	$ 8,395
Other current financial liabilities		$ 0	$ 110

[1]	Includes other financial liabilities related to business combinations of 9,335 and 10,664 as of December 31, 2018 and 2017, respectively (note 24.10) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018 (note 28.9.4).